Income Taxes (Details) - Schedule of deferred income taxes reflect the net tax effects - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Carryforward losses	$ 34,984	$ 31,289
Research and development expenses	5,376	5,203
Operating lease liabilities	490
Reserves and allowances	157	239
Issuance costs		479
Deferred tax assets before valuation allowance	41,007	37,210
Valuation allowance	(40,448)	(37,210)
Total deferred tax assets	559
Deferred tax liabilities:
Operating lease ROU assets	(559)
Total deferred tax liabilities	(559)
Net deferred tax assets, net